MINING MACHINES, NET (Details) - USD ($)	Dec. 31, 2025	Jul. 27, 2025	Dec. 31, 2024
MINING MACHINES, NET
Mining machines	$ 705,693,431		$ 254,346,496
Less: accumulated depreciation	(118,667,899)		(11,539,783)
Less: provision for impairment	(338,280,027)	$ (256,856,571)
Mining machines, net	$ 248,745,505		$ 242,806,713